Preferred Stock (Details Narrative) $ / shares in Units, $ in Thousands						6 Months Ended	12 Months Ended
	Dec. 14, 2018	Oct. 02, 2018 USD ($)	Sep. 20, 2018	Jul. 02, 2018 USD ($)	Jun. 19, 2018	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Nov. 24, 2015 $ / shares shares
Preferred stock conversion price per share						$ 9.72	$ 9.72
Market price per share on the date of issuance						$ 10.29	$ 10.29
Beneficial conversion feature on series a convertible preferred stock | $						$ 3,392	$ 3,392
Reduction in preferred stock | $						$ 2,035	$ 2,035
Preferred stock, dividend payment terms	On December 14, 2018, the Company's Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,210 for the period from October 1, 2018 to December 31, 2018.		On September 20, 2018, the Company's Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,210 for the period from July 1, 2018 to September 30, 2018.		Board of Directors declared a dividend payment on the Series A Preferred Stock of $1,425 for the period from March 15, 2018 to March 31, 2018 and for the period from April 1, 2018 to June 30, 2018. The dividend was paid on July 2, 2018 to the holders.
Dividend payment on preferred stock | $		$ 1,210		$ 1,425				$ 15,000
Measurement Input, Expected Term [Member]
Fair value assumptions, measurement input, term						5 years	5 years
Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages						0.39
Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages						0.0261
Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentages						0.00
Common Stock [Member]
Warrant to purchase common shares | shares									200,000
Warrant exercise price									$ 11.50
Warrant redemption price per share						$ 0.01	$ 0.01
Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share						$ 24.00	$ 24.00
Placement Agent [Member]
Warrant term						5 years	5 years
Warrant to purchase common shares | shares						178,882	178,882
Warrant exercise price						$ 11.50	$ 11.50
Aggregate offering costs | $						$ 2,981	$ 2,981
Fair value of warrants | $						$ 632	$ 632
Series A Preferred Stock [Member]
Weighted average price trading price after second anniversary force conversion						$ 25.00	$ 25.00
Warrant term						5 years	5 years
Warrant to purchase common shares | shares						596,273	596,273
Warrant exercise price						$ 11.50	$ 11.50
Series A Preferred Stock [Member]
Preferred stock dividend rate percentage						10.00%
Preferred stock, dividend payment terms						The Company's board of directors did not declare a dividend payment on the Series A Preferred Stock of $2,709 for the period from January 1, 2019 to June 30, 2019. The dividends were $4.52 per share of Series A Preferred Stock for the period from January 1, 2019 to June 30, 2019. As a result, the amount was added to the carrying amount of the Series A Preferred Stock and the dividend rate is currently at 10% until such dividends are paid.
Dividend payment on preferred stock | $						$ 2,709
Preferred stock, dividends per share						$ 4.52
Private Placement [Member]
Sale of stock consideration | $						$ 94,800	$ 94,800
Private Placement [Member] | Series A Preferred Stock [Member]
Number of shares issued | shares						600,000	600,000
Number of shares issued, value | $						$ 60,000	$ 60,000
Preferred stock conversion price per share						$ 10.0625	$ 10.0625
Preferred stock dividend rate percentage						8.00%	8.00%
Issue price of preferred stock | $						$ 100	$ 100
Dividend rate description						Accrued and unpaid dividends, until paid in full in cash, will accrue at the then applicable Dividend Rate plus 2%. The Dividend Rate will be increased to 11% per annum, compounded quarterly, in the event that the Company's senior indebtedness less unrestricted cash during any trailing twelve-month period ending at the end of any fiscal quarter is greater than 2.25 times earnings before interest, taxes, depreciation and amortization ("EBITDA"). The Dividend Rate will be reset to 8% at the end of the first fiscal quarter when the Company's senior indebtedness less unrestricted cash during the trailing twelve-month period ending at the end of such quarter is less than 2.25 times EBITDA.	Accrued and unpaid dividends, until paid in full in cash, will accrue at the then applicable Dividend Rate plus 2%. The Dividend Rate will be increased to 11% per annum, compounded quarterly, in the event that the Company's senior indebtedness less unrestricted cash during any trailing twelve-month period ending at the end of any fiscal quarter is greater than 2.25 times earnings before interest, taxes, depreciation and amortization ("EBITDA"). The Dividend Rate will be reset to 8% at the end of the first fiscal quarter when the Company's senior indebtedness less unrestricted cash during the trailing twelve-month period ending at the end of such quarter is less than 2.25 times EBITDA.
Private Placement [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Preferred stock dividend rate percentage						11.00%	11.00%
Private Placement [Member] | Series A Preferred Stock [Member] | Board of Directors [Member]
Number of preferred stock owned | shares						500,000	500,000